Organization and Business	3 Months Ended	12 Months Ended
	Oct. 31, 2016	Jul. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Business

1. Basis of Presentation

The accompanying unaudited condensed consolidated financial statements include the consolidated accounts of PURE Bioscience, Inc. and its wholly owned subsidiary, ETI H2O Inc., a Nevada corporation. ETI H2O, Inc. currently has no business operations and no material assets or liabilities and there have been no significant transactions related to ETI H2O, Inc. during the periods presented in the condensed consolidated financial statements. All inter-company balances and transactions have been eliminated. All references to “PURE,” “we,” “our,” “us” and the “Company” refer to PURE Bioscience, Inc. and our wholly owned subsidiary.

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America, or GAAP, for interim financial information pursuant to the instructions to Form 10-Q and Article 10/Rule 8-03 of Regulation S-X. Accordingly, they do not include all of the information and disclosures required by GAAP for complete financial statements. In the opinion of management, all adjustments (consisting of normal recurring adjustments) considered necessary for a fair presentation have been included. Operating results for the three months ended October 31, 2016 are not necessarily indicative of the results that may be expected for other quarters or the year ending July 31, 2017. The July 31, 2016 balance sheet was derived from audited financial statements but does not include all disclosures required by GAAP and included in our Annual Report on Form 10-K. For more complete information, these unaudited financial statements and the notes thereto should be read in conjunction with the audited financial statements for the year ended July 31, 2016 included in our Annual Report on Form 10-K covering such period filed with the Securities and Exchange Commission, or SEC, on October 27, 2016.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and the accompanying notes. Actual results could differ from those estimates.

1. Organization and Business

All references to “PURE,” “we”, “our,” and “us” refer to PURE Bioscience, Inc. and our wholly owned subsidiary.

PURE Bioscience, Inc. is focused on developing and commercializing our proprietary antimicrobial products that provide solutions to the health and environmental challenges of pathogen and hygienic control. Our technology platform is based on patented stabilized ionic silver, and our initial products contain silver dihydrogen citrate, or SDC. SDC is a broad-spectrum, non-toxic antimicrobial agent that is manufactured as a liquid delivered in various concentrations. We currently distribute and contract the manufacture and distribution of our SDC-based disinfecting and sanitizing products, which are registered by the Environmental Protection Agency, or EPA. We also contract manufacture and sell SDC-based formulations to manufacturers for use as a raw material ingredient in the production of personal care products. We believe our technology platform has potential application in a number of industries. We intend to focus our current resources on providing food safety solutions to the food industry.

We were incorporated in the state of California in August 1992 as Innovative Medical Services. In September 2003, we changed our name to PURE Bioscience. In March 2011, we reincorporated in the state of Delaware. We operate in one business segment.

Liquidity

Since our inception, we have financed our operations primarily through public and private offerings of securities, debt financings, and revenue from product sales and license agreements. We have a history of recurring losses, and as of July 31, 2016 we have incurred a cumulative net loss of $103,219,000.

As of July 31, 2016, we had $5,194,000 in cash and cash equivalents, and $479,000 of accounts payable. As of July 31, 2016, we had no long term debt.

Our future capital requirements depend on numerous forward-looking factors. These factors may include, but are not limited to, the following: the acceptance of, and demand for, our products; our success and the success of our partners in selling our products; our success and the success of our partners in obtaining regulatory approvals to sell our products; the costs of further developing our existing products and technologies; the extent to which we invest in new product and technology development; and the costs associated with the continued operation, and any future growth, of our business. The outcome of these and other forward-looking factors will substantially affect our liquidity and capital resources.

We expect that we will need to increase our liquidity and capital resources by one or more measures. These measures may include, but are not limited to, the following: reducing operating expenses; obtaining financing through the issuance of equity, debt, or convertible securities; entering into partnerships, licenses, or other arrangements with third parties; and reducing the exercise price of outstanding warrants. Any one of these measures could substantially reduce the value to us of our technology and its commercial potential. If we issue equity, debt or convertible securities to raise additional funds, our existing stockholders may experience dilution, and the new equity, debt or convertible securities may have rights, preferences and privileges senior to those of our existing stockholders. There is no guarantee that we would be able to obtain capital on terms acceptable to us, or at all.

If we are unable to obtain sufficient capital, it would have a material adverse effect on our business and operations. It could cause us to fail to execute our business plan, fail to take advantage of future opportunities, or fail to respond to competitive pressures or customer requirements. It also may require us to delay, scale back or eliminate some or all of our research and development programs, to license to third parties the right to commercialize products or technologies that we would otherwise commercialize ourselves, or to reduce or cease operations. If adequate funds are not available when needed, we may be required to significantly modify our business model and operations to reduce spending to a sustainable level.

We believe our available cash on-hand and cash received from financings subsequent to our year ended July 31, 2016, our current efforts to market and sell our products, and our ability to significantly reduce expenses, will provide sufficient cash resources to satisfy our needs over the next 12 months. However, we do not yet have, and we may never have, significant cash inflows from product sales or from other sources of revenue to offset our ongoing and planned investments in, research and development projects, regulatory submissions, business development activities, and sales and marketing, among other investments. Some or all of our ongoing or planned investments may not be successful. In addition, irrespective of our cash resources, we may be contractually or legally obligated to make certain investments which cannot be postponed.